Segments (Details) - Schedule of Revenue - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	$ 7,447,177	$ 8,766,121	$ 8,231,326
United States [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	2,863,154	4,609,147	2,909,415
France [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	2,433,571	775,891	1,606,589
South Korea [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	744,466	502,461	787,026
Hong Kong [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	646,696	296,838	195,038
Germany [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	182,351	266,662	293,104
Canada [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	131,675	709,172	425,521
Japan [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	124,384	263,752	182,840
Poland [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	116,810
Columbia [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	54,767
United Kingdom [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue		300,211	612,456
Italy [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue		171,237
Turkey [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue		156,420	505,189
China [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue		125,441
New Zealand [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue		71,015	158,115
Vietnam [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue			167,436
Other [Member]
Segments (Details) - Schedule of Revenue [Line Items]
Total Revenue	$ 149,303	$ 517,874	$ 388,597